Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Related Party Transactions
10.	Related Party Transactions

Prior to the spinoff PPL Electric and PPL Services were affiliates of Talen Energy Supply. The disclosures below provide information regarding transactions that occurred prior to June 1, 2015. After June 1, 2015, transactions with PPL Electric and PPL Services, or any other PPL subsidiaries are not related party transactions.

PLR Contracts/Sales of Accounts Receivable

PPL Electric holds competitive solicitations for PLR generation supply. Talen Energy Marketing has been awarded a portion of the PLR generation supply through these competitive solicitations. The sales between Talen Energy Marketing and PPL Electric prior to May 31, 2015 and during the nine months ended September 30, 2014 are included in the Statements of Income as “Wholesale energy to affiliate” by Talen Energy Supply.

PPL Electric’s customers may choose an alternative supplier for their generation supply. As part of a PUC-approved purchase of accounts receivable program, PPL Electric purchases certain accounts receivable from alternative electricity suppliers (including Talen Energy Marketing) at a discount. For the five month period up to the spinoff included in the nine months ended September 30, 2015, Talen Energy Marketing sold accounts receivable to PPL Electric of $146 million, compared with $261 million during the nine month period ended September 30, 2014. Losses resulting from the sales of accounts receivable to PPL Electric during the period were not material.

Support Costs

Prior to the spinoff, Talen Energy Supply was provided with administrative, management and support services, primarily from PPL Services. Where applicable, the costs of these services were charged to Talen Energy Supply as direct support costs. General costs that could not be directly attributed to a specific affiliate were allocated and charged to the respective affiliates, including Talen Energy Supply, as indirect support costs. PPL Services used a three-factor methodology that includes the affiliates invested capital, operation and maintenance expenses and number of employees to allocate indirect costs.

Talen Energy Supply was charged, primarily by PPL Services, the following amounts for the periods ended September 30, and believes these amounts were reasonable at the time, including amounts applied to accounts that are further distributed between capital and expense.

Nine Months
2015	2014
$67	$161

Transition Services Agreement

As part of the spinoff transaction, Talen Energy Supply entered into a TSA with Topaz Power Management, LP (an affiliate of Riverstone) for certain business administrative services. For the nine months ended September 30, 2015, these costs, which are recorded in “Operation and maintenance” on the Statement of Income, were $5 million.

Gas Supply Contract

A subsidiary of Jade has a gas supply contract in place with TrailStone NA Logistics LLC (TrailStone), an affiliate of Riverstone, under which TrailStone supplies gas to the generation facilities owned by Jade. For the nine months ended September 30, 2015, Talen Energy Supply incurred $32 million of costs for these gas purchases, which are recorded in “Fuel” on the Statement of Income.

Other

See Note 4, Note 7, and Note 8 for discussions regarding intercompany allocations associated with income taxes, stock-based compensation, and defined benefits.

10.	Related Party Transactions

PLR Contracts/Purchase of Accounts Receivable

PPL Electric holds competitive solicitations for PLR generation supply. PPL EnergyPlus has been awarded a portion of the PLR generation supply through these competitive solicitations. The sales between PPL EnergyPlus and PPL Electric are included in the Statements of Income as “Unregulated wholesale energy to affiliate” by PPL Energy Supply.

Under the standard Default Service Supply Master Agreement for the solicitation process, PPL Electric requires all suppliers to post collateral once credit exposures exceed defined credit limits. PPL EnergyPlus is required to post collateral with PPL Electric when: (a) the market price of electricity to be delivered by PPL EnergyPlus exceeds the contract price for the forecasted quantity of electricity to be delivered and (b) this market price exposure exceeds a contractual credit limit. During the second quarter of 2014, PPL Energy Supply experienced a downgrade in its corporate credit ratings to below investment grade. As a result of the downgrade of PPL Energy Supply, as guarantor, PPL Energy Plus no longer has an established credit limit. At December 31, 2014, PPL EnergyPlus was not required to post collateral.

See Note 1 for information on sales of accounts receivable by PPL EnergyPlus to PPL Electric.

At December 31, 2014, PPL Energy Supply had a net credit exposure of $25 million from PPL Electric from its commitment as a PLR supplier and from the sale of its accounts receivable to PPL Electric.

Support Costs

PPL Services provides PPL Energy Supply with administrative, management and support services. Where applicable, the costs of these services are charged to PPL Energy Supply as direct support costs. General costs that cannot be directly attributed to a specific affiliate are allocated and charged to the respective affiliates, including PPL Energy Supply, as indirect support costs. PPL Services uses a three-factor methodology that includes the affiliates’ invested capital, operation and maintenance expenses and number of employees to allocate indirect costs.

PPL Services charged the following amounts for the years ended December 31, and believe these amounts are reasonable, including amounts applied to accounts that are further distributed between capital and expense.

2014	2013	2012
$ 218	$ 218	$ 212

Other

See Note 1 for discussions regarding the intercompany tax sharing agreement) and intercompany allocations of stock-based compensation expense. See Note 7 for discussions regarding intercompany allocations associated with defined benefits.